Financial Instruments Risk Management (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure Of Financial Instruments [Abstract]
Schedule of Financial Assets Subject to Fixed or Variable Interest Rates

Financial assets subject to fixed or variable interest rates are as follows:

	2020	2019
	(in thousands)
	Carrying amount	Carrying amount
	£	£
Financial assets at short-term fixed rates
Cash and cash equivalents	48,432	41,827
Financial assets at variable rates
Cash and cash equivalents	5,470	7,108
Non-interest bearing cash balances
Cash and cash equivalents	33,454	3,027

Summary of Financial Assets and Liabilities in Foreign Currencies, Primarily Held in U.S Dollars

Financial assets and liabilities in foreign currencies, primarily held in U.S. dollars, are as follows:

	2020	2019
	(in thousands)
	Carrying amount	Carrying amount
	£	£
Financial assets
Prepayments, accrued income and other receivables	2,079	2,174
Current income tax receivable	4	4
Cash and cash equivalents	70,419	28,980

Financial liabilities
Trade payables	409	549
Payroll taxes and social security	1	18
Lease liabilities	105	52
Accrued expenditure	926	989